Expense Example {- Franklin MicroCap Value Fund} - Franklin Value Investors Trust-32 - Franklin MicroCap Value Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 673
3 years	936
5 years	1,218
10 years	2,021
Class R6
Expense Example:
1 year	94
3 years	302
5 years	527
10 years	1,175
Advisor Class
Expense Example:
1 year	105
3 years	330
5 years	573
10 years	$ 1,271